Consolidated Statements of Redeemable Preferred Stock and Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Cumulative Effect, Period of Adoption, Adjustment [Member] Redeemable Series X Preferred Stockholders [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Additional Paid-in Capital [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Treasury Stock, Common [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] AOCI Attributable to Parent [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member] Retained Earnings [Member]	Cumulative Effect, Period of Adoption, Adjustment [Member]	Hanover Holdings S A [Member] Redeemable Series X Preferred Stockholders [Member]	Hanover Holdings S A [Member] Preferred Stock [Member]	Hanover Holdings S A [Member] Common Stock [Member]	Hanover Holdings S A [Member] Additional Paid-in Capital [Member]	Hanover Holdings S A [Member] Treasury Stock, Common [Member]	Hanover Holdings S A [Member] AOCI Attributable to Parent [Member]	Hanover Holdings S A [Member] Retained Earnings [Member]	Hanover Holdings S A [Member]	Convertible Debt [Member] Redeemable Series X Preferred Stockholders [Member]	Convertible Debt [Member] Common Stock [Member]	Convertible Debt [Member] Additional Paid-in Capital [Member]	Convertible Debt [Member] Treasury Stock, Common [Member]	Convertible Debt [Member] AOCI Attributable to Parent [Member]	Convertible Debt [Member] Retained Earnings [Member]	Convertible Debt [Member]	Canter Loan [Member] Redeemable Series X Preferred Stockholders [Member]	Canter Loan [Member] Common Stock [Member]	Canter Loan [Member] Additional Paid-in Capital [Member]	Canter Loan [Member] Treasury Stock, Common [Member]	Canter Loan [Member] AOCI Attributable to Parent [Member]	Canter Loan [Member] Retained Earnings [Member]	Canter Loan [Member]	Forward Purchase Contract Warrant [Member] Redeemable Series X Preferred Stockholders [Member]	Forward Purchase Contract Warrant [Member] Common Stock [Member]	Forward Purchase Contract Warrant [Member] Additional Paid-in Capital [Member]	Forward Purchase Contract Warrant [Member] Treasury Stock, Common [Member]	Forward Purchase Contract Warrant [Member] AOCI Attributable to Parent [Member]	Forward Purchase Contract Warrant [Member] Retained Earnings [Member]	Forward Purchase Contract Warrant [Member]	Pipe Warrant [Member] Redeemable Series X Preferred Stockholders [Member]	Pipe Warrant [Member] Common Stock [Member]	Pipe Warrant [Member] Additional Paid-in Capital [Member]	Pipe Warrant [Member] Treasury Stock, Common [Member]	Pipe Warrant [Member] AOCI Attributable to Parent [Member]	Pipe Warrant [Member] Retained Earnings [Member]	Pipe Warrant [Member]	Liberty Subscription Agreement [Member] Redeemable Series X Preferred Stockholders [Member]	Liberty Subscription Agreement [Member] Common Stock [Member]	Liberty Subscription Agreement [Member] Additional Paid-in Capital [Member]	Liberty Subscription Agreement [Member] Treasury Stock, Common [Member]	Liberty Subscription Agreement [Member] AOCI Attributable to Parent [Member]	Liberty Subscription Agreement [Member] Retained Earnings [Member]	Liberty Subscription Agreement [Member]	Public Warrants [Member] Redeemable Series X Preferred Stockholders [Member]	Public Warrants [Member] Preferred Stock [Member]	Public Warrants [Member] Common Stock [Member]	Public Warrants [Member] Additional Paid-in Capital [Member]	Public Warrants [Member] Treasury Stock, Common [Member]	Public Warrants [Member] AOCI Attributable to Parent [Member]	Public Warrants [Member] Retained Earnings [Member]	Public Warrants [Member]	Redeemable Series X Preferred Stockholders [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock, Common [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2019																																																										0	8,740,398	15,961,703
Balance at Dec. 31, 2019	$ 0	$ (123)			$ (1,261)	$ (1,384)																																																				$ 0			$ 61,635	$ 0	$ 0	$ (67,084)	$ (5,449)
Issuance of stock (in shares)																																																										0	0	318,657
Issuance of stock																																																										$ 0			802	0	0	0	802
Net loss																																																										0			0	0	0	(21,529)	(21,529)
Stock-based compensation																																																										$ 0			1,727	0	0	5	1,732
Balance (in shares) at Dec. 31, 2020																																																										0	8,740,398	16,280,360
Balance at Dec. 31, 2020																																																										$ 0			64,041	0	0	(89,869)	(25,828)
Net loss																																																										0			0	0	0	(96,305)	(96,305)
Stock-based compensation																																																										$ 0			10,881	0	0	0	10,881
Issuance of Redeemable Series X preferred stock (in shares)																																																										2,033,230	0	0
Issuance of Redeemable Series X preferred stock																																																										$ 20,332			0	0	0	0	0
Dividends on Redeemable Series X preferred stock																																																										974			0	0	0	0	0
Extinguishment of Convertible Notes																																																										0			39,009	0	0	0	39,009
Exercise of stock options																																																										$ 0			791	0	0	0	791
Exercise of stock options (in shares)																																																											0	1,102,494
Preferred stockholder transaction (Note 11) (in shares)																																																										0	(4,128,413)	0
Preferred stockholder transaction (Note 11)																																																										$ 0			(18,251)	(170,949)	0	0	(189,200)
Comprehensive loss																																																										0			0	0	(86)	0	(86)
Repurchase of shares																																																										0			(18,251)	(170,949)	0	0	(189,200)
Other comprehensive loss																																																										$ 0			0	0	(86)	0	(86)
Balance (in shares) at Dec. 31, 2021																																																										2,033,230	4,611,985	17,382,854
Balance at Dec. 31, 2021																																																										$ 21,306			96,471	(170,949)	(86)	(186,174)	(260,738)
Issuance of stock (in shares)																							26,050
Issuance of stock																								$ 167				$ 167
Net loss																																																													0	0	0	(22,944)	(22,944)
Stock-based compensation																																																													6,624				6,624
Exercise of stock options																																																													37				37
Exercise of stock options (in shares)																																																											0	21,927
Preferred stockholder transaction (Note 11) (in shares)								149,817	51,700																																																			(516,123)
Preferred stockholder transaction (Note 11)																																																														(8,603)			(8,603)
Comprehensive loss																																																													0	0	(695)	0	(695)
Hannover Holdings Transaction (Note 11)										$ 0	$ 0	$ 0	$ 0	$ 0
Merger transaction and Reverse Recapitalization																																																													(166,634)	170,949	0	0	4,315
Merger transaction and Reverse Recapitalization (in shares)																																																											(4,462,168)	22,630,545
Issuance of Class A ordinary shares																	$ 64,051				$ 64,051			7,880				7,880			$ 10,000				$ 10,000			$ 47,430				$ 47,430			$ 121,182				$ 121,182				$ 5,628				$ 5,628
Issuance of Class A ordinary shares (in shares)																17,980,954							788,021							1,250,000							6,108,332							20,619,835								613,111
Conversion of redeemable Series X preferred stock and accrued dividends in connection with the Reverse Recapitalization (in shares)																																																												2,140,340
Conversion of redeemable Series X preferred stock and accrued dividends in connection with the Reverse Recapitalization																																																													21,403				21,403
Reclassification of Columbia Warrant to equity																																																													124,805				124,805
Repayment of Columbia Loan																																																													(3,418)				(3,418)
Reclassification of Forfeiture Earnout Liability to equity																																																													1,005				1,005
Repurchase of shares																																																														(8,603)			(8,603)
Other comprehensive loss																																																													0	0	(695)	0	(695)
Balance (in shares) at Sep. 30, 2022																																																											0	88,994,146
Balance at Sep. 30, 2022																																																													336,631	(8,603)	(781)	(209,118)	118,129
Balance (in shares) at Dec. 31, 2021																																																										2,033,230	4,611,985	17,382,854
Balance at Dec. 31, 2021																																																										$ 21,306			96,471	(170,949)	(86)	(186,174)	(260,738)
Issuance of stock (in shares)																							26,050
Issuance of stock																						$ 0		167	$ 0	$ 0	$ 0	167
Net loss																																																										0			0	0	0	(36,641)	(36,641)
Stock-based compensation																																																										0			8,368	0	0	0	8,368
Dividends on Redeemable Series X preferred stock																																																										97				0	0	0	0
Exercise of stock options																																																										$ 0			144	0	0	0	$ 144
Exercise of stock options (in shares)																																																										0	0	223,218					102,825
Preferred stockholder transaction (Note 11) (in shares)								(149,817)	(51,700)																																																			(516,123)
Preferred stockholder transaction (Note 11)																																																										$ 0				(2,750)	0	0	$ (2,750)
Comprehensive loss																																																										0			0	0	(226)	0	(226)
Hannover Holdings Transaction (Note 11)							$ 0			0	(5,853)	0	0	(5,853)
Merger transaction and Reverse Recapitalization																																																										$ 0			(165,804)	170,949	0	0	5,145
Merger transaction and Reverse Recapitalization (in shares)																																																											(4,462,168)	22,630,545
Issuance of Class A ordinary shares															$ 0		$ 64,051	$ 0	$ 0	$ 0	$ 64,051	$ 0		$ 7,880	$ 0	$ 0	$ 0	$ 7,880	$ 0		$ 10,000	$ 0	$ 0	$ 0	$ 10,000	$ 0		$ 47,028	$ 0	$ 0	$ 0	$ 47,028	$ 0		$ 120,506	$ 0	$ 0	$ 0	$ 120,506	$ 0			$ 5,628	$ 0	$ 0	$ 0	$ 5,628
Issuance of Class A ordinary shares (in shares)																17,980,954							788,021							1,250,000							6,108,332							20,619,835						0	0	613,111
Conversion of redeemable Series X preferred stock and accrued dividends in connection with the Reverse Recapitalization (in shares)																																																										(2,033,230)		2,140,340
Conversion of redeemable Series X preferred stock and accrued dividends in connection with the Reverse Recapitalization																																																										$ (21,403)			21,403	0	0	0	21,403
Reclassification of Columbia Warrant to equity																																																										0			124,805	0	0	0	124,805
Repayment of Columbia Loan																																																										0			(3,418)	0	0	0	(3,418)
Reclassification of Forfeiture Earnout Liability to equity																																																										0			1,005	0	0	0	1,005
Repurchase of shares																																																										0				(2,750)	0	0	(2,750)
Other comprehensive loss																																																										0			0	0	(226)	0	(226)
Withholding of stock units to satisfy tax withholding obligations upon the vesting of restricted stock units and exercise of stock options																																																										$ 0			(306)	0	0	0	(306)
Balance (in shares) at Dec. 31, 2022																																																										0	0	89,195,437
Balance at Dec. 31, 2022																																																										$ 0			337,928	(8,603)	(312)	(222,815)	106,198
Balance (in shares) at Jun. 30, 2022																																																											0	88,994,146
Balance at Jun. 30, 2022																																																													335,306	(8,603)	(408)	(194,295)	132,000
Net loss																																																													0	0	0	(14,823)	(14,823)
Stock-based compensation																																																													2,139	0	0	0	2,139
Exercise of stock options																																																													16	0	0	0	16
Preferred stockholder transaction (Note 11)																																																													0	(5,853)	0	0	(5,853)
Comprehensive loss																																																													0	0	(373)	0	(373)
Hannover Holdings Transaction (Note 11)										$ 0	$ 5,853	$ 0	$ 0	$ 5,853
Merger transaction and Reverse Recapitalization																																																													(830)	0	0	0	(830)
Repurchase of shares																																																													0	(5,853)	0	0	(5,853)
Other comprehensive loss																																																													0	0	(373)	0	(373)
Balance (in shares) at Sep. 30, 2022																																																											0	88,994,146
Balance at Sep. 30, 2022																																																													336,631	(8,603)	(781)	(209,118)	118,129
Balance (in shares) at Dec. 31, 2022																																																										0	0	89,195,437
Balance at Dec. 31, 2022																																																										$ 0			337,928	(8,603)	(312)	(222,815)	106,198
Net loss																																																													0	0	0	(47,470)	(47,470)
Stock-based compensation																																																													4,254	0	0	0	4,254
Exercise of stock options																																																													249	0	0	0	$ 249
Exercise of stock options (in shares)																																																											0	186,307					186,307
Comprehensive loss																																																													0	0	(218)	0	$ (218)
Other comprehensive loss																																																													0	0	(218)	0	(218)
Withholding of stock units to satisfy tax withholding obligations upon the vesting of restricted stock units and exercise of stock options																																																													(272)	0	0	0	(272)
Balance (in shares) at Sep. 30, 2023																																																											0	89,875,246
Balance at Sep. 30, 2023																																																													342,159	(8,603)	(530)	(270,285)	62,741
Balance (in shares) at Jun. 30, 2023																																																											0	89,661,530
Balance at Jun. 30, 2023																																																													340,750	(8,603)	(236)	(252,666)	79,245
Net loss																																																													0	0	0	(17,619)	(17,619)
Stock-based compensation																																																													1,413	0	0	0	1,413
Exercise of stock options																																																													49	0	0	0	49
Exercise of stock options (in shares)																																																											0	80,626
Comprehensive loss																																																													0	0	(294)	0	(294)
Other comprehensive loss																																																													0	0	(294)	0	(294)
Withholding of stock units to satisfy tax withholding obligations upon the vesting of restricted stock units and exercise of stock options																																																													(53)	0	0	0	(53)
Balance (in shares) at Sep. 30, 2023																																																											0	89,875,246
Balance at Sep. 30, 2023																																																													$ 342,159	$ (8,603)	$ (530)	$ (270,285)	$ 62,741